Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
Long-Term Debt
December 31 (add 000)	2015	2014
6.6% Senior Notes, due 2018	$299,368	$299,123
7% Debentures, due 2025	124,532	124,500
6.25% Senior Notes, due 2037	228,223	228,184
4.25% Senior Notes, due 2024	395,717	395,309
Floating Rate Notes, due 2017, interest rate of 1.71% and 1.33% at December 31, 2015 and 2014, respectively	299,318	298,869
Term Loan Facility, due 2018, interest rate of 1.86% and 1.67% at December 31, 2015 and 2014, respectively	224,075	236,258
Other notes	1,662	3,152
Total	1,572,895	1,585,395
Less current maturities	(19,246)	(14,336)
Long-term debt	$1,553,649	$1,571,059

Schedule Principal Amount, Effective Interest Rate and Maturity Date of Debentures and Senior Notes

	Principal Amount (add 000)	Effective Interest Rate	Maturity Date
6.6% Senior Notes	$300,000	6.81%	April 15, 2018
7% Debentures	$125,000	7.12%	December 1, 2025
6.25% Senior Notes	$230,000	6.45%	May 1, 2037
4.25% Senior Notes	$400,000	4.25%	July 2, 2024
Floating Rate Notes	$300,000	LIBOR+1.10%	June 30, 2017

Commitments Amounts Under Senior Unsecured Credit Facilities

Lender (add 000)	Revolving Facility Commitment	Term Loan Facility Commitment
JPMorgan Chase Bank, N.A.	$46,667	$33,333
Wells Fargo Bank, N.A.	46,667	33,333
BB&T	46,667	33,333
SunTrust Bank	46,667	33,333
Deutsche Bank AG New York Branch	46,667	33,333
PNC Bank, National Association	29,167	20,833
Regions Bank	29,167	20,833
The Northern Trust Company	29,167	20,833
Comerica Bank	14,582	10,418
The Bank of Tokyo-Mitsubishi UFJ, Ltd.	14,582	10,418
Total	$350,000	$250,000

Corporation's Long-Term Debt Maturities

The Corporation’s long-term debt maturities for the five years following December 31, 2015, and thereafter are:

(add 000)
2016	$19,246
2017	318,028
2018	486,843
2019	90
2020	60
Thereafter	748,628
Total	$1,572,895